Cash flows reconciliation (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
December 31, 2022	$ 11,181	$ 12,180
Additions	1,950	1,275
Payments (i)	(658)	(2,300)	$ (1,927)
Interest paid (ii)	(743)	(785)
Cash flow from financing activities	549	(1,810)
Effect of exchange rate	(25)	78
Interest accretion	766	733
Non-cash changes	741	811
December 31, 2023	12,471	11,181	12,180
Quoted In The Secondary Market [Member]
IfrsStatementLineItems [Line Items]
December 31, 2022	6,497	7,974
Additions	1,500
Payments (i)	(542)	(1,441)
Interest paid (ii)	(454)	(650)
Cash flow from financing activities	504	(2,091)
Effect of exchange rate	19	126
Interest accretion	454	488
Non-cash changes	473	614
December 31, 2023	7,474	6,497	7,974
Debt Contract In Brazil [Member]
IfrsStatementLineItems [Line Items]
December 31, 2022	280	380
Additions
Payments (i)	(50)	(220)
Interest paid (ii)	(24)	(45)
Cash flow from financing activities	(74)	(265)
Effect of exchange rate	20	7
Interest accretion	24	158
Non-cash changes	44	165
December 31, 2023	250	280	380
Debt Contracts On The International Markets [Member]
IfrsStatementLineItems [Line Items]
December 31, 2022	4,404	3,826
Additions	450	1,275
Payments (i)	(66)	(639)
Interest paid (ii)	(265)	(90)
Cash flow from financing activities	119	546
Effect of exchange rate	(64)	(55)
Interest accretion	288	87
Non-cash changes	224	32
December 31, 2023	$ 4,747	$ 4,404	$ 3,826